LVIP Delaware Value Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.00%
Aerospace & Defense–2.88%
Northrop Grumman Corp.	85,600	$40,973,296
		40,973,296
Banks–6.26%
Truist Financial Corp.	1,145,700	44,659,386
U.S. Bancorp	995,200	44,485,440
		89,144,826
Chemicals–3.13%
DuPont de Nemours, Inc.	581,483	44,582,302
		44,582,302
Communications Equipment–5.98%
Cisco Systems, Inc.	804,600	40,157,586
Motorola Solutions, Inc.	126,600	44,940,468
		85,098,054
Distributors–2.89%
Genuine Parts Co.	265,541	41,140,267
		41,140,267
Diversified Financial Services–3.25%
Fidelity National Information Services, Inc.	624,134	46,298,260
		46,298,260
Diversified Telecommunication Services–2.99%
Verizon Communications, Inc.	1,014,200	42,555,832
		42,555,832
Electric Utilities–2.92%
Duke Energy Corp.	429,900	41,575,629
		41,575,629
Electronic Equipment, Instruments & Components–2.83%
†Teledyne Technologies, Inc.	93,858	40,295,117
		40,295,117
Entertainment–3.15%
Walt Disney Co.	366,784	44,879,690
		44,879,690
Food & Staples Retailing–5.80%
Dollar General Corp.	279,486	43,616,585
†Dollar Tree, Inc.	292,300	38,919,745
		82,536,330
Food Products–2.84%
Conagra Brands, Inc.	1,363,904	40,426,115
		40,426,115
Health Care Equipment & Supplies–5.99%
Baxter International, Inc.	1,027,600	43,919,624
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Hologic, Inc.	529,988	$41,317,864
		85,237,488
Health Care Providers & Services–6.16%
Cigna Group	123,851	44,981,445
CVS Health Corp.	534,300	42,615,768
		87,597,213
Industrial Conglomerates–2.92%
Honeywell International, Inc.	202,373	41,537,058
		41,537,058
Insurance–9.76%
Allstate Corp.	268,206	46,402,320
American International Group, Inc.	596,000	46,589,320
Travelers Cos., Inc.	199,806	45,983,353
		138,974,993
IT Services–2.78%
Cognizant Technology Solutions Corp. Class A	539,722	39,556,225
		39,556,225
Machinery–3.21%
Dover Corp.	257,457	45,618,806
		45,618,806
Oil, Gas & Consumable Fuels–3.24%
Exxon Mobil Corp.	396,200	46,054,288
		46,054,288
Pharmaceuticals–5.88%
Johnson & Johnson	250,400	39,610,776
Merck & Co., Inc.	333,800	44,044,910
		83,655,686
Residential REITs–2.86%
Equity Residential	645,800	40,756,438
		40,756,438
Software–3.10%
Oracle Corp.	351,300	44,126,793
		44,126,793
Specialty Retail–6.18%
Lowe's Cos., Inc.	174,700	44,501,331
TJX Cos., Inc.	428,800	43,488,896
		87,990,227
Total Common Stock (Cost $1,105,152,875)		1,380,610,933

LVIP Delaware Value Fund–1

LVIP Delaware Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–2.72%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.26%)	38,741,291	$38,741,291
Total Money Market Fund (Cost $38,741,291)		38,741,291

TOTAL INVESTMENTS–99.72% (Cost $1,143,894,166)	$1,419,352,224
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.28%	3,978,315
NET ASSETS APPLICABLE TO 51,904,642 SHARES OUTSTANDING–100.00%	$1,423,330,539

†Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP Delaware Value Fund–2

LVIP Delaware Value Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Value Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Value Fund–3

LVIP Delaware Value Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,380,610,933	$—	$—	$1,380,610,933
Money Market Fund	38,741,291	—	—	38,741,291
Total Investments	$1,419,352,224	$—	$—	$1,419,352,224
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Value Fund–4